UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                           TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.6%
--------------------------------------------------------------------------------

                                                 SHARES          VALUE
                                            --------------  ---------------
CONSUMER DISCRETIONARY -- 5.1%
    Home Depot                                      24,600  $      853,866
    Target                                          15,700         720,944
    Time Warner                                     54,000         891,000
                                                            ---------------
                                                                 2,465,810
                                                            ---------------
CONSUMER STAPLES -- 4.4%
    Coca-Cola                                       31,000         665,260
    Nestle ADR                                      18,000       1,473,687
                                                            ---------------
                                                                 2,138,947
                                                            ---------------
ENERGY -- 12.5%
    Anadarko Petroleum                              11,150         510,001
    BJ Services                                     27,600       1,001,052
    BP ADR                                          13,450         975,394
    ConocoPhillips                                  14,300         981,552
    EOG Resources                                    9,200         682,180
    Grant Prideco*                                  15,650         712,232
    Patterson-UTI Energy                            21,000         594,720
    Valero Energy                                    8,200         552,926
                                                            ---------------
                                                                 6,010,057
                                                            ---------------
FINANCIALS -- 18.0%
    AON                                             17,400         595,602
    Bank of America                                 15,050         775,526
    Citigroup                                       21,266       1,027,360
    E*Trade Financial*                              40,800         951,048
    Goldman Sachs Group                              4,850         740,838
    Merrill Lynch                                    8,875         646,278
    MGIC Investment                                 15,100         859,341
    Plum Creek Timber +                             18,600         633,516
    Prudential Financial                            10,650         837,516
    St Paul Travelers                               16,812         769,990
    Wells Fargo                                     12,000         868,080
                                                            ---------------
                                                                 8,705,095
                                                            ---------------
HEALTH CARE -- 12.9%
    Abbott Laboratories                             20,650         986,450
    Baxter International                            27,800       1,167,600
    Cigna                                            7,975         727,719
    GlaxoSmithKline ADR                             16,300         901,879
    Laboratory Corp of America Holdings*            11,000         708,620
    Pfizer                                          36,700         953,833
    Shire ADR                                       15,900         771,309
                                                            ---------------
                                                                 6,217,410
                                                            ---------------
INDUSTRIALS -- 14.9%
    AMR*                                            19,000         418,000
    Avery Dennison                                  11,600         680,108
    Burlington Northern Santa Fe                    10,350         713,219
    Deere                                           13,650         990,580
    General Electric                                28,850         943,106
    L-3 Communications Holdings                     12,500         920,625
    Manpower                                         8,600         511,528
    Norfolk Southern                                17,400         755,508

THE ADVISORS' INNER CIRCLE FUND                           TS&W EQUITY PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                              SHARES/FACE
                                                 AMOUNT          VALUE
                                            --------------  ---------------
INDUSTRIALS -- CONTINUED
    Republic Services, Cl A                         22,000  $      883,520
    Terex*                                           8,000         358,720
                                                            ---------------
                                                                 7,174,914
                                                            ---------------
INFORMATION TECHNOLOGY -- 13.7%
    Agilent Technologies*                           29,100         827,604
    BMC Software*                                   44,200       1,035,164
    Hewlett-Packard                                 20,630         658,303
    L.M. Ericsson Telephone ADR                     28,100         884,588
    McAfee*                                         23,200         499,960
    Microsoft                                       32,000         768,960
    Nokia ADR                                       53,000       1,052,050
    Seagate Technology                              37,300         865,360
                                                            ---------------
                                                                 6,591,989
                                                            ---------------
MATERIALS -- 6.8%
    Ashland                                         11,100         738,261
    Freeport-McMoRan Copper & Gold, Cl B            12,850         701,096
    Nucor                                           15,850         842,745
    Praxair                                         18,450       1,011,798
                                                            ---------------
                                                                 3,293,900
                                                            ---------------
UTILITIES -- 5.3%
    Dominion Resources                              12,100         949,608
    FirstEnergy                                     10,000         560,000
    PPL                                             30,500       1,037,610
                                                            ---------------
                                                                 2,547,218
                                                            ---------------

    TOTAL COMMON STOCK
        (Cost $39,837,398)                                      45,145,340
                                                            ---------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.6%
--------------------------------------------------------------------------------
    Morgan Stanley,
        5.000%, dated 07/31/06, to be repurchased on
        08/01/06, repurchase price $2,695,627
        (collateralized by a U.S. Treasury
        obligation, par value $2,252,054,
        3.500%, 01/15/11, with a total market
        value of $2,749,194)(Cost $2,695,253)  $ 2,695,253       2,695,253
                                                            ---------------

    TOTAL INVESTMENTS -- 99.2%
        (Cost $42,532,651)**                                $   47,840,593
                                                            ===============


       PERCENTAGES ARE BASED ON NET ASSETS OF $48,212,446

       + REAL ESTATE INVESTMENT TRUST

       * NON-INCOME PRODUCING SECURITY

     ADR AMERICAN DEPOSITARY RECEIPT

      CL CLASS

      ** AT JULY 31, 2006, THE TAX BASIS OF THE PORTFOLIO'S INVESTMENTS WAS
         $42,532,651, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,671,882, AND ($1,363,940), RESPECTIVELY

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS


                                                                 TSW-QH-001-0500

THE ADVISORS' INNER CIRCLE FUND                     TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 45.7%
--------------------------------------------------------------------------------

                                          FACE AMOUNT        VALUE
                                        --------------  -------------
CONSUMER DISCRETIONARY -- 3.8%
Dillards
        7.130%, 08/01/18                $ 300,000        $   282,000
Home Depot
        5.400%, 03/01/16                  320,000            311,140
Phillips Van-Heusen
        7.250%, 02/15/11                  250,000            248,125
Ryland
        5.375%, 01/15/15                  500,000            441,827
                                                         -----------
                                                           1,283,092
                                                         -----------
CONSUMER STAPLES -- 3.3%
Archer-Daniels-Midland
        5.935%, 10/01/32                  495,000            482,450
Dean Foods Company
        7.000%, 06/01/16                  500,000            483,750
Proctor & Gamble
        5.800%, 08/15/34                  155,000            152,258
                                                         -----------
                                                           1,118,458
                                                         -----------
ENERGY -- 3.0%
Anadarko Finance, Ser B
        7.500%, 05/01/31                  400,000            440,936
Conoco
        6.950%, 04/15/29                  335,000            371,431
Giant Industries
        8.000%, 05/15/14                  200,000            199,000
                                                         -----------
                                                           1,011,367
                                                         -----------
FINANCIALS -- 28.1%
Allstate
        5.950%, 04/01/36                  435,000            410,729
BB&T Capital Trust
        6.750%, 06/07/36                  345,000            354,415
Caterpillar Financial Services
        5.050%, 12/01/10                  500,000            491,148
CIT Group
        5.400%, 01/30/16                  470,000            448,993
        4.250%, 02/01/10                  320,000            307,042
Countrywide Financial MTN, Ser A
        5.670%, 04/11/07                  400,000            400,352
Credit Suisse First Boston
        6.125%, 11/15/11                  500,000            511,706
Federal National Mortgage Association
        5.550%, 07/16/07                  850,000            849,906
General Motors Acceptance
        6.875%, 09/15/11                  250,000            242,073
Goldman Sachs Group
        5.790%, 06/28/10                  525,000            527,621
Hartford Life Global Fund MTN
        5.499%, 09/15/09                  600,000            601,674
Kimco Realty MTN +
        4.904%, 02/18/15                  220,000            204,861

THE ADVISORS' INNER CIRCLE FUND                     TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                        FACE AMOUNT        VALUE
                                       --------------  ---------------
FINANCIALS -- CONTINUED
Lehman Brothers Holdings MTN
        4.250%, 01/27/10                $ 300,000        $   287,984
Markel Capital Trust I, Ser B
        8.710%, 01/01/46                  350,000            369,035
Merrill Lynch MTN, Ser C
        5.370%, 02/05/10                  450,000            451,620
Metlife
        5.000%, 11/24/13                  300,000            285,959
Morgan Stanley
        4.750%, 04/01/14                  455,000            422,566
PNC Funding
        5.750%, 08/01/06                  450,000            450,000
Saxon Capital +
        12.000%, 05/01/14                 250,000            253,750
SLM MTN, Ser A
        5.000%, 10/01/13                  525,000            500,458
SunTrust Banks
        6.000%, 01/15/28                  415,000            422,604
Washington Mutual
        7.500%, 08/15/06                  630,000            630,398
                                                         -----------
                                                           9,424,894
                                                         -----------
HEALTH CARE -- 0.7%
Wellpoint
        5.850%, 01/15/36                  250,000            231,245
                                                         -----------
INDUSTRIAL -- 0.9%
Imax
        9.625%, 12/01/10                  300,000            313,500
                                                         -----------
INFORMATION TECHNOLOGY -- 0.8%
Xerox Capital Trust I
        8.000%, 02/01/27                  250,000            252,500
                                                         -----------
MATERIALS -- 1.0%
AK Steel
        7.875%, 02/15/09                  241,000            239,795
Boise Cascade
        7.125%, 10/15/14                  100,000             88,250
                                                         -----------
                                                             328,045
                                                         -----------
TELECOMMUNICATION SERVICES -- 3.3%
Alltel
        6.500%, 11/01/13                  450,000            461,974
Verizon New England
        6.500%, 09/15/11                  650,000            658,183
                                                         -----------
                                                           1,120,157
                                                         -----------
UTILITIES -- 0.8%
Georgia Power, Ser U
        5.351%, 02/17/09                  270,000            270,757
                                                         -----------
    TOTAL CORPORATE OBLIGATIONS
        (Cost $15,713,978)                                15,354,015
                                                         -----------

THE ADVISORS' INNER CIRCLE FUND                     TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 34.7%
--------------------------------------------------------------------------------

                                              FACE AMOUNT        VALUE
                                             --------------  -------------
Federal Home Loan Mortgage Corporation Gold
        6.500%, 03/01/32                     $  254,821      $  259,787
        6.500%, 12/01/32                        332,129         337,721
        6.000%, 12/01/32                        101,967         101,843
        6.000%, 07/01/33                        321,036         320,646
        6.000%, 11/01/33                        745,760         744,369
        6.000%, 10/01/35                        804,612         800,521
        4.000%, 01/01/09                        379,617         365,091
Federal National Mortgage Association
        6.000%, 09/01/17                        212,066         214,085
        5.500%, 10/01/14                        785,129         782,297
        5.500%, 08/01/15                        393,706         391,197
        5.500%, 07/01/18                        139,751         138,631
        5.500%, 11/01/18                        437,484         432,926
        5.500%, 04/01/33                        596,487         581,862
        5.500%, 09/01/33                      1,037,997       1,012,547
        5.500%, 02/01/35                        570,510         555,595
        5.500%, 10/01/35                        697,613         677,945
        5.500%, 01/01/36                        938,358         911,903
        5.125%, 04/15/11                        365,000         362,688
        5.000%, 09/01/18                        564,664         550,296
        5.000%, 12/01/19                        378,294         368,033
        5.000%, 05/01/35                        477,113         451,788
        5.000%, 07/01/35                        456,327         432,106
        4.500%, 01/01/14                        417,304         403,850
        4.500%, 05/01/15                        149,021         143,553
Government National Mortgage Association
        6.000%, 11/15/31                        309,623         310,298
                                                            -----------

    TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
        (Cost $11,912,526)                                   11,651,578
                                                            -----------
PREFERRED STOCK -- 6.8%

FINANCIALS -- 6.8%
    First Industrial Realty Trust, Ser J +       11,000         273,900
    iStar Financial, Ser I +                     15,000         369,150
    Public Storage, Ser H +                      12,000         294,120
    Taubman Centers, Ser G +                     12,000         308,040
    The Mills, Ser C +                           18,500         425,315
    USB Capital IV                               25,000         626,250
                                                            -----------

    TOTAL PREFERRED STOCK
        (Cost $2,353,240)                                     2,296,775
                                                            -----------

OTHER MORTGAGE-BACKED OBLIGATIONS -- 5.2%
GE Capital Commercial Mortgage
Corporation, 2005-C1 A2
        4.353%, 06/10/48                        550,000         530,945
JP Morgan Mortgage Acquisition,
Ser 2005-FRE1, Cl A2F2
        5.224%, 10/25/35                        420,000         416,564
LB-UBS Commercial Mortgage Trust,
Ser 2004-C2, Cl A2
        3.246%, 03/15/29                        325,000         308,609

THE ADVISORS' INNER CIRCLE FUND                     TS&W FIXED INCOME PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                  FACE AMOUNT        VALUE
                                                 --------------  ---------------
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A2
        3.992%, 10/15/29                           $ 530,000    $   509,271
                                                                -----------

    TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
        (Cost $1,793,336)                                         1,765,389
                                                                -----------
U.S. TREASURY OBLIGATIONS -- 2.9%
United States Treasury Bond
        6.250%, 08/15/23                             300,000        335,930
        4.500%, 02/15/16                             670,000        645,346
                                                                -----------
    TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $981,454)                                             981,276
                                                                -----------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation MTN
        5.500%, 08/24/15                             340,000        331,322
Federal National Mortgage Association
        6.000%, 05/15/11                             450,000        463,551
                                                                -----------

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $806,399)                                             794,873
                                                                -----------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
--------------------------------------------------------------------------------
    Morgan Stanley,
        5.000%, dated 07/31/06, to be repurchased on
        08/01/06, repurchase price $272,876 (collateralized
        by a U.S. Treasury obligation, par value $227,973,
        3.500%, 01/15/11, with a total market
        value of $278,298)
        (Cost $272,838)                             272,838         272,838
                                                                -----------

    TOTAL INVESTMENTS -- 98.5%
        (Cost $33,833,771)**                                    $33,116,744
                                                                ===========
         PERCENTAGES ARE BASED ON NET ASSETS OF $33,617,350

       + REAL ESTATE INVESTMENT TRUST

      CL CLASS

     MTN MEDIUM TERM NOTE

     SER SERIES

      ** AT JULY 31, 2006, THE TAX BASIS OF THE PORTFOLIO'S INVESTMENTS WAS
         $33,833,771, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $51,328 AND ($768,355)

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

                                                                 TSW-QH-003-0500

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.5%
--------------------------------------------------------------------------------

                                            SHARES          VALUE
                                       --------------  ---------------
AUSTRALIA -- 2.6%
    Brambles Industries                       129,000  $    1,073,542
    Zinifex                                    73,800         596,634
                                                       ---------------
                                                            1,670,176
                                                       ---------------
AUSTRIA -- 0.8%
    Voestalpine*                                3,500         516,596
                                                       ---------------
FINLAND -- 4.8%
    Fortum                                     40,700       1,102,148
    Metso                                      25,000         900,639
    Nokia ADR                                  53,000       1,052,050
                                                       ---------------
                                                            3,054,837
                                                       ---------------
FRANCE -- 4.7%
    AXA                                        29,800       1,026,786
    BNP Paribas                                10,000         972,423
    Euler Hermes                                8,800         988,247
                                                       ---------------
                                                            2,987,456
                                                       ---------------
GERMANY -- 10.0%
    Adidas-Salomon                             20,000         932,096
    Allianz                                     8,300       1,302,605
    Continental                                10,000       1,020,916
    Deutsche Bank                               8,700       1,001,997
    E.ON ADR                                   27,900       1,120,743
    Linde                                      12,100       1,021,446
                                                       ---------------
                                                            6,399,803
                                                       ---------------
HONG KONG -- 2.4%
    Cathay Pacific Airways                    460,000         823,960
    China Mobile Hong Kong                    110,000         708,445
                                                       ---------------
                                                            1,532,405
                                                       ---------------
ITALY -- 1.1%
    Benetton Group                             47,000         684,958
                                                       ---------------
JAPAN -- 17.7%
    Bank of Fukuoka                           121,000         902,993
    Daiwa Securities Group                     83,000         929,113
    East Japan Railway                            180       1,341,722
    Mitsubishi                                 57,800       1,186,962
    Mitsubishi UFJ Financial Group                115       1,627,998
    Nomura Holdings                            50,000         889,151
    Sumitomo Heavy Industries                 111,000         966,103
    Sumitomo Metal Industries                 285,000       1,140,648
    Suzuki Motor                               54,700       1,340,792
    Toyota Motor  ADR                           9,500         999,590
                                                       ---------------
                                                           11,325,072
                                                       ---------------
MEXICO -- 1.8%
    Cemex SA de CV*                            40,906       1,158,458
                                                       ---------------
NETHERLANDS -- 3.3%
    ING Groep                                  24,356         987,779

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED

                                              SHARES          VALUE
                                         ------------  ---------------
NETHERLANDS -- CONTINUED
    TNT*                                       31,100  $    1,110,474
                                                       ---------------
                                                            2,098,253
                                                       ---------------
NORWAY -- 1.0%
    Telenor ASA                                50,500         642,780
                                                       ---------------
RUSSIA -- 1.7%
    OAO Gazprom ADR*                           26,500       1,104,520
                                                       ---------------
SINGAPORE -- 1.8%
    Keppel                                    117,000       1,135,562
                                                       ---------------
SOUTH KOREA -- 1.8%
    LG Telecom*                               108,000       1,169,614
                                                       ---------------
SPAIN -- 1.6%
    Telefonica                                 61,000       1,030,666
                                                       ---------------
SWEDEN -- 7.2%
    Assa Abloy, Cl B                           39,021         640,428
    Boliden                                    46,000         815,496
    Nordea Bank                                53,000         662,486
    Saab, Cl B                                 43,752       1,063,479
    SKF                                        45,000         635,721
    Ssab Svenskt Stal, Cl B                    42,000         785,302
                                                       ---------------
                                                            4,602,912
                                                       ---------------
SWITZERLAND -- 6.0%
    Baloise Holding                            14,900       1,185,853
    Barry Callebaut                             1,300         575,385
    Credit Suisse Group                        10,600         593,552
    Nestle SA                                   4,550       1,490,061
                                                       ---------------
                                                            3,844,851
                                                       ---------------
TAIWAN -- 1.5%
    Taiwan Semiconductor Manufacturing ADR    109,178         946,573
                                                       ---------------
THAILAND -- 0.9%
    Bangkok Bank                              227,000         605,893
                                                       ---------------
UNITED KINGDOM -- 23.4%
    Anglo American                             23,000         959,765
    Aviva                                      84,747       1,136,078
    Barclays                                   86,537       1,014,661
    Berkeley Group Holdings*                   52,400       1,203,361
    BP ADR                                     21,100       1,530,172
    GlaxoSmithKline                            35,000         967,793
    HSBC Holdings (HKD)                        65,715       1,184,709
    Persimmon                                  57,000       1,362,211
    Rio Tinto                                  17,774         917,571
    Rolls-Royce Group*                        170,000       1,398,945
    Scottish & Southern Energy                 46,100       1,041,467
    Shire                                      68,500       1,104,364
    Tate & Lyle                                85,000       1,087,099
                                                       ---------------
                                                           14,908,196
                                                       ---------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                          SHARES/FACE
                                            AMOUNT          VALUE
                                         ------------  -------------
UNITED STATES -- 2.4%
    Schlumberger                                8,404  $    561,807
    Teekay Shipping                            22,000       945,120
                                                       --------------
                                                          1,506,927
                                                       --------------
    TOTAL COMMON STOCK
        (Cost $49,761,068)                               62,926,508
                                                       --------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.7%
--------------------------------------------------------------------------------
    Morgan Stanley,
        5.000%, dated 07/31/06, to be repurchased
        on 08/01/06, repurchase price $2,342,058
       (collateralized by a U.S. Treasury
        obligation, par value $1,956,665,
        3.500%, 01/15/11, with a total
        market value of $2,388,599)
        (Cost $2,341,733)                 $ 2,341,733        2,341,733
                                                       ---------------

    TOTAL INVESTMENTS -- 102.2%
        (Cost $52,102,801) +                              $ 65,268,241
                                                       ===============

          PERCENTAGES ARE BASED ON NET ASSETS OF $63,848,654.

       *  NON-INCOME PRODUCING SECURITY

      ADR AMERICAN DEPOSITARY RECEIPT

      CL  CLASS

     HKD  HONG KONG DOLLAR

     + AT JULY 31, 2006, THE TAX BASIS OF THE PORTFOLIO'S INVESTMENTS WAS $52,102,801, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,269,366 AND ($1,103,926), RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 TSW-QH-002-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process. This weakness has since been corrected.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund

By (Signature and Title)*              /s/ James F. Volk
                                       -----------------------------------
                                       James F. Volk
                                       President

Date: October 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ James F. Volk
                                       -----------------------------------
                                       James F. Volk
                                       President

Date: October 2, 2006


By (Signature and Title)*              /s/ Michael Lawson
                                       -----------------------------------
                                       Michael Lawson
                                       Controller & CFO

Date: October 2, 2006

* Print the name and title of each signing officer under his or her signature.